Schedule of Unvested RSA (Details) - Chemomab Therapeutics Ltd [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsidiary or Equity Method Investee [Line Items]
Unvested at beginning of the year	10,071,360	6,443,900
Granted		5,870,980
Issuance of ordinary shares upon vesting of RSAs	(1,486,480)	(1,433,120)
Forfeited		(810,400)
Outstanding at June 30, 2026	8,584,880	10,071,360